UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23471

Franklin Templeton Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 3/31

Date of reporting period: 3/31/22

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

ANNUAL REPORT
Franklin OnChain U.S.
Government Money
Fund
A Series of Franklin Templeton Trust
March 31, 2022

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Annual Report
1
Contents
Annual Report
Franklin OnChain U.S. Government Money Fund 2
Performance Summary 4
Your Fund’s Expenses 5
Financial Highlights and Schedule of Investments 6
Financial Statements 8
Notes to Financial Statements 11
Report of Independent Registered
Public Accounting Firm 15
Tax Information 16
Board Members and Officers 17
Shareholder Information 20
Visit franklintempleton.com for fund updates
and documents, or to find helpful financial
planning tools.

franklintempleton.com
Annual Report
ANNUAL REPORT
Franklin OnChain U.S. Government Money Fund
This inaugural annual report for Franklin OnChain U.S.
Government Money Fund covers the period since the Fund’s
inception on April 6, 2021, through March 31, 2022 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level
of current income as is consistent with the preservation
of shareholders’ capital and liquidity by investing at least
99.5% of its total assets in government securities, cash and repurchase agreements collateralized fully by government
securities or cash.

The Fund also tries to maintain a stable
$1.00 share price.
An investment in the Fund is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other
government agency or institution. Although the Fund seeks
to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The
Fund’s sponsor has no legal obligation to provide financial
support to the Fund, and you should not expect that the
sponsor will provide financial support to the Fund at any
time.
Performance Overview
The Fund’s seven-day effective yield increased from 0.01%
on April 13, 2021, when the rate was first available, to 0.15%
on March 31, 2022, as shown in the Performance Summary
on page 4 .
Performance data represent past performance, which
does not guarantee future results. Investment return will
fluctuate. Current performance may differ from figures
shown. For most recent month-end performance, go to
franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
The U.S. bond market, as measured by the Bloomberg
U.S. Aggregate Bond Index, posted a -4.35% total return
for the period since the Fund’s inception on April 6, 2021,
through March 31, 2022.
2
Growing inflation amid supply
chain disruptions and increased consumer spending led to
tighter monetary policy, reducing the value of most bonds.
Geopolitical instability disrupted financial markets late in the period following Russia’s invasion of Ukraine, contributing
to significant volatility in bond markets. The yield curve
flattened notably during the period, reflecting investors’
expectations that short-term interest rates will continue to rise, while the outlook for long-term economic growth is
uncertain.
In an effort to control inflation, the U.S. Federal Reserve
(Fed) raised the federal funds target rate to a range of
0.25%–0.50%, the first such increase since 2018. The Fed
noted in its March 2022 meeting that strength in the U.S.
job market and continued inflationary pressure, exacerbated
by the war in Ukraine, meant it anticipated making further
increases to the federal funds target rate. Furthermore, the
Fed said it expected to begin reducing its bond holdings at a future meeting.
U.S. Treasury (UST) bonds, as measured by the Bloomberg
U.S. Treasury Index, posted a -3.85% total return for the
reporting period.
2
The 10-year UST yield (which moves
inversely to price) increased, particularly later in the period amid high inflation and the Fed’s less accommodative
stance. Mortgage-backed securities (MBS), as measured by
the Bloomberg U.S. MBS Index, posted a -4.96% total return
for the period.

Portfolio Composition
3/31/22
% of Total
Net Assets
U.S. Government and Agency Securities 125.1%
Other Net Assets (25.1)%
1. Although U.S. government-sponsored entities may be chartered by acts of Congress, their securities are neither issued nor guaranteed by the U.S. government. Please see the Fund’s prospectus for a detailed discussion regarding various levels of credit support for government agency or instrumentality securities. The Fund’s yield and share price are not guaranteed and will vary with market conditions.
2. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
7
.

Franklin OnChain U.S. Government Money Fund

franklintempleton.com
Annual Report
Corporate bond prices also declined overall, constrained
by inflation and rising interest rates. Furthermore, corporate yield spreads, a measure of the difference in yields between corporate bonds and similarly-dated USTs, increased,
reflecting investors’ increasing risk-off preferences. However, yield spreads rose faster for investment-grade bonds than
high-yield bonds, and high-yield bonds benefited from higher coupon payments. In this environment, high-yield corporate
bonds, as represented by the Bloomberg U.S. Corporate
High Yield Bond Index, posted a -1.03% total return, while
investment-grade corporate bonds, as represented by the
Bloomberg U.S. Corporate Bond Index, posted a -4.59%
total return.
2
Investment Strategy
We seek to invest at least 99.5% of the Fund’s total assets
in U.S. government securities, cash and repurchase
agreements collateralized fully by government securities
or cash. We only buy securities that we determine present
minimal credit risks. We maintain a dollar-weighted average
portfolio maturity of 60 calendar days or less and a dollar-
weighted average life for its portfolio of 120 calendar days or less, and we only buy securities that mature in 397 calendar days or less.
Manager’s Discussion
The U.S. Federal Reserve (Fed) raised its target range
for the federal funds rate by 0.25%, from 0.00%-0.25% to
0.25%-0.50% during the period since the Fund’s inception on
April 6, 2021, through March 31, 2022. Money market yields
remained pressured over the period given extremely low
short-term interest rates. We continued to invest the Fund’s assets in high-quality, short-term securities.
We appreciate your support, welcome new shareholders and
look forward to serving your investment needs in the years
ahead.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of March 31, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of March 31, 2022
Franklin OnChain U.S. Government Money Fund

franklintempleton.com
Annual Report
Performance data represent past performance, which does not guarantee future results. Investment return will fluctuate.
Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
1. The Fund has an expense reduction contractually guaranteed through 7/31/22. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower. The Fund also has a voluntary fee waiver that may be modified or discontinued at any time, and without further notice. Fund investment results reflect the fee waiver; without this reduction, the results would have been lower. There is no guarantee the Fund will be able to avoid a negative yield.
2. The seven-day effective yield assumes compounding of daily dividends, if any.
3. The figures are as stated in the Fund’s current prospectus, do not include the voluntary fee waiver, and may differ from the expense ratio disclosed in the Your Fund’s
Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Annualized and effective yields are for the seven-day period ended 3/31/22. The Fund’s average weighted life was 31 days and the Fund’s average weighted maturity was 25 days. Yield reflects Fund expenses and fluctuations in interest rates on Fund investments.
Seven-Day Annualized Yield
1
Symbol
Seven-Day
Effective Yield
1,2
(with fee
waiver)
(without fee
waiver)
FOBXX 0.15% 0.15% -40.05%
Total Annual Operating Expenses
3
With Fee
Waiver
Without Fee
Waiver
0.20% 3.51%

Your Fund’s Expenses
Franklin OnChain U.S. Government Money Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service
(12b-1) fees, and other Fund expenses, if applicable. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 10/1/21
Ending
Account
Value 3/31/22
Expenses
Paid During
Period
10/1/21–3/31/22
1,2
Ending
Account
Value 3/31/22
Expenses
Paid During
Period
10/1/21–3/31/22
1,2
a
Annualized
Expense
Ratio
2
$1,000 $1,000.11 $0.42 $1,024.51 $0.43 0.08%

FRANKLIN TEMPLETON TRUST
Financial Highlights
Franklin OnChain U.S. Government Money Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended
March 31,
2022
a
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................................................................... $1.00
Income from investment operations:
Net investment income
b
........................................................................... —
Less distributions from:
Net investment income
b
........................................................................... (—)
Net asset value, end of year ......................................................................... $1.00
Total return
c
..................................................................................... 0.02%
Ratios to average net assets
d
Expenses before waiv er and payments by affiliates ........................................................ 93.40%
Expenses net of waiver and payments by affiliates ......................................................... 0.06%
Net investment income ............................................................................. 0.02%
Supplemental data
Net assets, end of year (000’s) ....................................................................... $1,958
a
For the period April 6, 2021 (commencement of operations) to March 31, 2022.
b
Amount rounds to less than $0.001 per share.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.

Franklin Templeton Trust
Schedule of Investments, March 31, 2022
Franklin OnChain U.S. Government Money Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
U.S. Government and Agency Securities 125.1%
FHLB ,
a
4/01/22 ......................................................... $ 100,000 $ 100,000
a
4/06/22 ......................................................... 100,000 99,999
a
4/08/22 ......................................................... 100,000 99,998
a
4/11/22 ......................................................... 100,000 99,995
a
4/13/22 ......................................................... 100,000 99,993
a
4/18/22 ......................................................... 100,000 99,988
a
4/26/22 ......................................................... 100,000 99,979
a
4/27/22 ......................................................... 100,000 99,983
a
5/04/22 ......................................................... 100,000 99,974
a
5/06/22 ......................................................... 100,000 99,976
a
5/11/22 ......................................................... 100,000 99,964
a
5/24/22 ......................................................... 100,000 99,949
a
5/27/22 ......................................................... 100,000 99,946
a
6/24/22 ......................................................... 100,000 99,877
b
FRN, 0.27%, (SOFR), 5/18/22 ........................................ 100,000 100,000
b
FRN, 0.27%, (SOFR), 6/01/22 ........................................ 100,000 100,000
b
FRN, 0.27%, (SOFR), 6/09/22 ........................................ 100,000 100,000
1,699,621
a
U.S. Treasury Bills ,
4/07/22 ......................................................... 100,000 99,999
4/12/22 ......................................................... 100,000 99,991
4/19/22 ......................................................... 100,000 99,988
5/12/22 ......................................................... 50,000 49,996
5/17/22 ......................................................... 100,000 99,974
6/16/22 ......................................................... 100,000 99,905
6/23/22 ......................................................... 100,000 99,889
7/26/22 ......................................................... 100,000 99,770
749,512
Total U.S. Government and Agency Securities (Cost $2,449,133) ..................
2,449,133
Total Short Term Investments (Cost $2,449,133 ) .................................
2,449,133
a
Total Investments (Cost $2,449,133) 125.1% ....................................
$2,449,133
Other Assets, less Liabilities (25.1)% ..........................................
(490,901)
Net Assets 100.0% ...........................................................
$1,958,232
See abbreviations on page 14 .
a
The security was issued on a discount basis with no stated coupon rate.
b
The coupon rate shown represents the rate at period end.

FRANKLIN TEMPLETON TRUST
Financial Statements
Statement of Assets and Liabilities
March 31, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
OnChain U.S.
Government
Money Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,449,133
Value - Unaffiliated issuers .................................................................. $2,449,133
Cash .................................................................................... 752,852
Receivables:
Capital shares sold ........................................................................ 10,100
Interest ................................................................................. 41
Affiliates ................................................................................ 102,726
Offering costs ............................................................................. 8,710
Total assets .......................................................................... 3,323,562
Liabilities:
Payables:
Capital shares redeemed ................................................................... 20
Transfer agent fees ........................................................................ 247
Distributions to shareholders ................................................................. 6
Offering costs ............................................................................. 525,673
Organization costs .......................................................................... 788,509
Accrued expenses and other liabilities ........................................................... 50,875
Total liabilities ......................................................................... 1,365,330
Net assets, at value ................................................................. $1,958,232
Net assets consist of:
Paid-in capital ............................................................................. $1,957,890
Total distributable earnings (losses) ............................................................. 342
Net assets, at value ................................................................. $1,958,232
Shares outstanding ......................................................................... 1,958,231
Net asset value per share .................................................................... $1.00

FRANKLIN TEMPLETON TRUST
Financial Statements
Statement of Operations
for the year ended March 31, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
OnChain U.S.
Government
Money Fund
a
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $1,205
Expenses:
Management fees (Note 3 a ) ................................................................... 2,286
Transfer agent fees (Note 3 c ) .................................................................. 3,737
Custodian fees ............................................................................. 50
Reports to shareholders fees .................................................................. 18,421
Registration and filing fees .................................................................... 39,216
Professional fees ........................................................................... 43,360
Trustees' fees and expenses .................................................................. 34
Organization costs .......................................................................... 798,509
Amortization of offering costs (Note 1d) .......................................................... 519,962
Other .................................................................................... 17,364
Total expenses ......................................................................... 1,442,939
Expenses waived/paid by affiliates (Note 3d) ................................................... (1,442,004)
Net expenses ......................................................................... 935
Net investment income ................................................................ 270
Net increase (decrease) in net assets resulting from operations .......................................... $270
a
For the period April 6, 2021 (commencement of operations) to March 31, 2022.

FRANKLIN TEMPLETON TRUST
Financial Statements
Statement of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin OnChain U.S.
Government Money
Fund
Year Ended
March 31, 2022
a
Increase (decrease) in net assets:
Operations:
Net investment income ................................................................... $270
Distributions to shareholders ................................................................ (270)
Capital share transactions (Note 2 ) ............................................................ 1,8 58,232
Net increase (decrease) in net assets ..................................................... 1,858,232
Net assets:
Beginning of year ......................................................................... 100,000
End of year ............................................................................. $1,958,232
a
For the period April 6, 2021 (commencement of operations) to March 31, 2022.

Franklin Templeton Trust

franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin Templeton Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of one fund,
Franklin OnChain U.S. Government Money Fund (Fund) and
applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP).
The Fund commenced operations effective April 6, 2021.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
Securities are valued at amortized cost, which approximates
fair value. Amortized cost is an income-based approach
which involves valuing an instrument at its cost and
thereafter assuming a constant amortization to maturity of
any discount or premium. Under compliance policies and
procedures approved by the Portfolio's Board of Trustees
(the Board), Franklin Templeton Services, LLC, an affiliate
of the investment manager, has responsibility for oversight
of valuation, including leading the cross-functional Valuation
Committee (VC).
b. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of March 31, 2022, the Fund has
determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
c. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Income
received from the Portfolio and estimated expenses are
accrued daily. Dividends from net investment income are
normally declared and distributed daily; these dividends may be reinvested or paid monthly to shareholders. Distributions from net realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
d. Organization and Offering Costs
Organization costs were expensed as incurred. Offering
costs are amortized on a straight line basis over twelve
months.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the
Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Franklin Templeton Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
2. Shares of Beneficial Interest
At March 31, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares at $1.00 per share were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers, directors, and/or trustees of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers of 0.15% per year of the average daily net assets of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on actual costs incurred by FT Services, and is not an additional expense of the Fund.
c. Transfer Agent Fees
The Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, the Fund reimburses Investor
Services for out of pocket expenses incurred and reimburses shareholder servicing fees paid to third parties.
For the year ended March 31, 2022, the Fund paid transfer agent fees of $3,737, of which $3,737 was retained by Investor
Services.
d. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for the Fund do not exceed 0.20%, based on the average net assets of the Fund until July 31, 2022. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Year Ended
March 31, 2022
a
Amount
Shares sold ................................... $2,364,063
Shares issued in reinvestment of distributions .......... 268
Shares redeemed ............................... (506,099)
Net increase (decrease) .......................... $1,858,232
a
For the period April 6, 2021 (commencement of operations) to March 31, 2022.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Templeton Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
In addition, in efforts to maintain a minimum 1 basis point annualized yield, Advisers and Investor Services have voluntarily agreed to waive or limit their respective fees, assume as their own expense certain expenses otherwise payable by the Fund and if necessary, make a capital infusion into the Fund. These waivers, expense reimbursements and capital infusions are voluntary and may be modified or discontinued by Advisers or Investor Services at any time, and without further notice. Total expenses waived or paid are not subject to reimbursement by the Fund subsequent to the Fund's fiscal year end. There is no guarantee that the Fund will be able to maintain the current 1 basis point yield
e. Other Affiliated Transactions
At March 31, 2022, Templeton International Inc. owned 51.1% of the Fund's outstanding shares.
At March 31, 2022, an interested board member owned 46.0% of the Fund's outstanding shares.
4. Use of Blockchain
The Fund’s transfer agent maintains the official record of share ownership via a proprietary blockchain-integrated system that uses features of traditional book entry form and the Stellar network’s blockchain. The use of blockchain technology is relatively new and still evolving for mutual funds. The recording of Fund shares on the blochchain will not affect the Fund’s investments.
However, complex information technology and communications systems, such as blockchain networks, are subject to a number of different threats or risks that could adversely affect the Fund.
5. Income Taxes
The tax character of distributions paid during the year ended March 31, 2022 was as follows:
At March 31, 2022, the cost of investments and undistributed ordinary income for income tax purposes were as follows:
6. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
2022
Distributions paid from:
Ordinary income .......................................................... $270
Cost of investments .......................................................................... $2,449,133
Distributable earnings:
Undistributed ordinary income ................................................................... $348
3. Transactions with Affiliates
(continued)
d. Waiver and Expense Reimbursements
(continued)

Franklin Templeton Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities were valued using Level 2 inputs.
At March 31, 2022, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
FHLB
Federal Home Loan Banks
FRN
Floating Rate Note
SOFR
Secured Overnight Financing Rate

FRANKLIN TEMPLETON TRUST
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Templeton Trust and Shareholders of Franklin OnChain U.S. Government Money Fund.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedules of investments, of Franklin
OnChain U.S. Government Money Fund (one of the funds constituting Franklin Templeton Trust, hereafter collectively referred to as the "Fund") as of March 31, 2022, the related statements of operations, changes in net assets including the related notes, and the financial highlights for the period April 6, 2021 (commencement of operations) through March 31, 2022
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2022, and the results of its operations, the changes in its net assets and the financial highlights for the period April 6, 2021 (commencement of operations) through March 31, 2022, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2022 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
May 17, 2022
We have served as the auditor of one or more investment companies in the Franklin Templeton funds since 1948.

FRANKLIN TEMPLETON TRUST
Tax Information (unaudited)

franklintempleton.com
Annual Report
Franklin OnChain U.S. Government Money Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended March 31, 2022:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to: Amount Reported
Qualified Net Interest Income (QII) §871(k)(1)(C) $270
Section 163(j) Interest Earned §163(j) $612
Interest Earned from Federal Obligations Note (1) $1,207

FRANKLIN TEMPLETON TRUST
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Rohit Bhagat (1964) Lead
Independent
Trustee and
Trustee
Since 2019 61 AssetMark Financial Holdings,
Inc. (investment solutions)
(2018-present) and PhonePe
(2020-present) (payment and
financial services); formerly , Axis
Bank (financial) (2013-2021),
FlipKart Limited (2019-2020)
(eCommerce company); CapFloat
Financial Services Pvt., Ltd.
(non-banking finance company)
(2018) and Zentific Investment
Management (hedge fund) (2015-
2018).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Managing Member, Mukt Capital, LLC (private investment firm) (2014-present); Advisor, Optimal Asset Management (investment technology and advisory services company) (2015-present); Chief Executive Officer and Director, FinTech Evolution Acquisition (eCommerce company)
(February 2021-present); and formerly , Chairman, Asia Pacific, BlackRock (2009-2012); Global Chief Operating Officer, Barclays Global
Investors (investment management) (2005-2009); and Senior Partner, The Boston Consulting Group (management consulting) (1992-2005).
Deborah D. McWhinney
(1955)
Trustee Since 2020 61 S&P Global, Inc. (financial
information services)
(February 2022), Borg Warner
(automotive) (2018-present),
LegalShield (consumer services)
(2020-present); and formerly ,
IHS Markit (information services)
(2015-2022), Fluor Corporation
(construction and engineering)
(2014-2020) and Focus Financial
Partner, LLC (financial services)
(2018-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Board Member, Lloyds Banking Group (2015-2018) (financial institution) and Fresenius Medical
Group (2016-2018) (healthcare); Chief Executive Officer (2013-2014) and Chief Operating Officer (2011-2013), CitiGroup Global Enterprise
Payments (financial services); and President, Citi’s Personal Banking and Wealth Management (2009-2011).
Anantha K. Pradeep (1963) Trustee Since 2019 61 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, Smilable, Inc. (technology company) (2014-present); Chief Executive Officer, MachineVantage (technology company)
(2018-present); Founder and Managing Partner, Consult Meridian, LLC (consulting company) (2009-present); and formerly , Founder,
BoardVantage (board portal solutions provider delivering paperless process for boards and leadership) (2000-2002).

FRANKLIN TEMPLETON TRUST

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Jennifer M. Johnson (1964) Trustee and
Chairperson
of the Board
Since 2019 72 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, President and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; and formerly ,
Chief Operating Officer and Executive Vice President, Franklin Resources, Inc. (1994-2015); Executive Vice President of Operations and
Technology, Franklin Resources, Inc. (2005-2010); and Senior Vice President, Franklin Resources, Inc. (2003-2005).
Alison E. Baur (1964) Vice President Since 2019 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Steven J. Gray (1955) Vice President Since 2019 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Distributors, LLC; and officer of certain funds in the
Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief
Executive
Officer –
Finance and
Administration
Since 2019 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Fred Jensen (1963) Chief
Compliance
Officer
Since 2021 Not Applicable Not Applicable
620 Eighth Avenue, 47th Floor
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Director - Global Compliance of Franklin Templeton; Managing Director of Legg Mason & Co.; Director of Compliance, Legg Mason Office of
the Chief Compliance Officer; Chief Compliance Officer, Franklin Advisory Services, LLC; Compliance Officer, Franklin Advisers, Inc.; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; formerly , Chief Compliance Officer of Legg Mason Global Asset Allocation;
Chief Compliance Officer, Legg Mason Private Portfolio; Chief Compliance Officer to The Reserves Funds (investment adviser, funds and broker-dealer) and Ambac Financial Group (investment adviser, funds and broker-dealer).
Susan Kerr (1949) Vice President –
AML Compliance
Since
September 2021
Not Applicable Not Applicable
620 Eighth Avenue
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.

FRANKLIN TEMPLETON TRUST

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Jennifer M. Johnson is considered to be an interested person of the Fund under the federal securities laws due to her position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor.
Note 1: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Rohit Bhagat as its audit committee financial expert. The Board believes that Mr. Bhagat qualifies as such an expert in view of his extensive business background and experience, including extensive experience in the asset management and financial services industries. Mr. Bhagat has been a Member and Chairman of the Fund’s Audit Committee since 2019. As a result of such background and experience, the Board believes that Mr. Bhagat has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Bhagat is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Patrick O’Connor (1967) President and
Chief Executive
Officer –
Investment
Management
Since 2019 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Chief Investment Officer, Franklin Advisory Services, LLC; Senior Vice President, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Vivek Pai (1970) Treasurer,
Chief Financial
Officer and Chief
Accounting Officer
Since 2019 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale,
FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President
and Secretary
Since 2019 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Lori A. Weber (1964) Vice President Since 2019 Not Applicable Not Applicable
300 S.E. 2nd Street, Fort
Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

FRANKLIN TEMPLETON TRUST
Shareholder Information

franklintempleton.com
Annual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Monthly Schedule of Investments
The Fund files its complete schedule of portfolio holdings
monthly with the U.S. Securities and Exchange Commission
on Form N-MFP. The Fund’s Form N-MFP reports are
available on the SEC’s website at www.sec.gov and on the
Fund’s website at franklintempleton.com.

9001 A 05/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report
Franklin OnChain U.S. Government Money Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Rohit Baghat and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $33,010 for the fiscal year ended March 31, 2022 and $0 for the fiscal year ended March 31, 2021.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant other than the services reported in paragraphs (a)-(c) of Item 4.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than the services reported in paragraphs (a)-(c) of Item 4 were $243,743 for the fiscal year ended March 31, 2022 and $0 for the fiscal year ended March 31, 2021. The services for which these fees were paid included professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, professional fees in connection with determining the feasibility of a U.S. direct lending structure, fees in connection with license for employee development tool Pro Edge, and professional fees in connection with SOC 1 Reports.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $243,743 for the fiscal year ended March 31, 2022 and $0 for the fiscal year ended March 31, 2021.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.       N/A

Item 6.  Schedule of Investments.                     N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.            N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.                               N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.
(b)
 Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a) (1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Vivek Pai, Chief Financial Officer and Chief Accounting Officer

section302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Vivek Pai, Chief Financial Officer and Chief Accounting Officer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON TRUST

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date May 26, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date May 26, 2022

By S\VIVEK PAI________________________

Vivek Pai
     Chief Financial Officer
and Chief Accounting Officer
Date May 26, 2022